Provision for Pension Plan - Over Funded Status (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Total	R$ 1,822,103	R$ 1,700,472	R$ 1,641,861
Current	1,569	1,080	6,539
Total non-current assets	1,820,534	1,699,392	1,635,322
TCSPREV plan
Defined Benefit Plan Disclosure [Line Items]
Total	1,424,244	1,329,931	1,272,889
TelemarPrev Plan
Defined Benefit Plan Disclosure [Line Items]
Total	340,908	317,500	362,251
PBS-Telemar Plan
Defined Benefit Plan Disclosure [Line Items]
Total	R$ 56,951	R$ 53,041	28,044
Other | Consolidation, Eliminations
Defined Benefit Plan Disclosure [Line Items]
Total			R$ (21,323)